NEUBERGER BERMAN
ADVISERS MANAGEMENT TRUST
JOINT PROSPECTUS

         Supplement to the Joint Prospectus dated May 1, 1998

I. The sixth paragraph regarding the portfolio management of AMT Limited Maturity Bond Investments and AMT Balanced Investments (debt securities portion) in the section "Management and Administration - Investment Manager, Administrator, Sub-Adviser and Distributor" (page 35) is revised to read as follows:

MANAGEMENT AND ADMINISTRATION

Investment Manager, Administrator, Sub-Adviser and Distributor

         AMT Limited Maturity Bond Investments and AMT Balanced Investments (debt securities portion) - Catherine Waterworth. Ms. Waterworth has been primarily responsible for AMT Limited Maturity Bond Investments and AMT Balanced Investments (debt securities portion) and has been a Portfolio Manager in the Fixed Income Group since December 1998. From June 1995 to August 1998 she was a Managing Director, High Grade Fixed Income, for TCW Group, Inc.; previously, she was a senior officer at Continental Asset Management Co.



The date of this Supplement is December 18, 1998.

NEUBERGER BERMAN
ADVISERS MANAGEMENT TRUST
BALANCED PORTFOLIO

         Supplement to the Prospectus dated May 1, 1998

I. The fourth paragraph regarding the portfolio management of AMT Balanced Investments in the section "Management and Administration - Investment Manager, Administrator, Sub-Adviser and Distributor" (page 20) is revised to read as follows:

MANAGEMENT AND ADMINISTRATION

Investment Manager, Administrator, Sub-Adviser and Distributor

         Catherine Waterworth and Mr. Giuliano are primarily responsible for the day-to-day management of the debt securities portion of AMT Balanced Investments. Ms. Waterworth has been primarily responsible for AMT Balanced Investments (debt securites portion) and has been a Portfolio Manager in the Fixed Income Group since December 1998. From June 1995 to August 1998 she was a Managing Director, High Grade Fixed Income, for TCW Group, Inc.; previously, she was a senior officer at Continental Asset Management Co.


The date of this Supplement is December 18, 1998.

NEUBERGER BERMAN
ADVISERS MANAGEMENT TRUST
LIMITED MATURITY BOND PORTFOLIO

         Supplement to the Prospectus dated May 1, 1998

I. The fourth paragraph regarding the portfolio management of AMT Limited Maturity Bond Investments in the section "Management and Administration
         - Investment Manager, Administrator, Sub-Adviser and Distributor" (page
         18) is revised to read as follows:

MANAGEMENT AND ADMINISTRATION

Investment Manager, Administrator, Sub-Adviser and Distributor

         Catherine Waterworth and Mr. Giuliano are primarily responsible for the day-to-day management of AMT Limited Maturity Bond Investments. Ms. Waterworth has been primarily responsible for AMT Limited Maturity Bond Investments and has been a Portfolio Manager in the Fixed Income Group since December 1998. From June 1995 to August 1998 she was a Managing Director, High Grade Fixed Income, for TCW Group, Inc.; previously, she was a senior officer at Continental Asset Management Co.


The date of this Supplement is December 18, 1998.